Earnings per Share (Details) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares		Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2021 MXN ($) $ / shares shares	Dec. 31, 2020 MXN ($) $ / shares shares
Earnings per share [line items]
Net controlling interest income allocated	$ 1,228	[1]	$ 23,909	$ 28,495	$ (1,930)
Per Series B Shares
Earnings per share [line items]
Weighted average number of shares for basic earnings per share (in shares)	9,241,720		9,241,720	9,242,880	9,243,590
Effect of dilution associated with non-vested shares for share based payment plans (in shares)	4,700		4,700	3,540	2,830
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)	9,246,420		9,246,420	9,246,420	9,246,420
Dividend rights per series	100.00%		100.00%	100.00%	100.00%
Weighted average number of shares further adjusted to reflect dividend rights (in shares)	9,246,420		9,246,420	9,246,420	9,246,420
Basic earnings per share (in dollars per share) | $ / shares			$ 1.19	$ 1.42	$ (0.10)
Diluted earnings per share (in dollars per share) | $ / shares			$ 1.19	$ 1.42	$ (0.10)
Allocation of earnings, weighted	46.11%		46.11%	46.11%	46.11%
Net controlling interest income allocated | $			$ 11,025	$ 13,139	$ (890)
Per Series D Shares
Earnings per share [line items]
Weighted average number of shares for basic earnings per share (in shares)	8,625,920		8,625,920	8,630,540	8,633,380
Effect of dilution associated with non-vested shares for share based payment plans (in shares)	18,790		18,790	14,170	11,330
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)	8,644,710		8,644,710	8,644,710	8,644,710
Dividend rights per series	125.00%		125.00%	125.00%	125.00%
Weighted average number of shares further adjusted to reflect dividend rights (in shares)	10,805,890		10,805,890	10,805,890	10,805,890
Basic earnings per share (in dollars per share) | $ / shares			$ 1.49	$ 1.78	$ (0.12)
Diluted earnings per share (in dollars per share) | $ / shares			$ 1.49	$ 1.78	$ (0.12)
Allocation of earnings, weighted	53.89%		53.89%	53.89%	53.89%
Net controlling interest income allocated | $			$ 12,884	$ 15,356	$ (1,040)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3